Lease Liabilities and Right-of-Use Assets (Tables)	12 Months Ended
Jun. 30, 2026
Lease Liabilities and Right-of-Use Assets [Abstract]
Schedule of Contractual Maturities Lease Liabilities and Right of Use Assets

The following table shows the remaining contractual maturities of the Company’s lease liabilities and the right-of-use assets as of June 30, 2026, 2025, and 2024:

(a) Right-of-use assets	2026	2025	2024
At cost	-	1,347,718	1,347,718
Less accumulated amortization	-	(499,354)	(403,298)
Total Right of Use assets	-	848,364	944,420

	2026	2025	2024
(b) Lease liabilities
Within 1 year (Current)	-	89,109	89,109
After 1 year but within 2 years	-	80,750	80,750
After 2 years but within 5 years	-	224,930	224,930
After 5 years	-	407,555	573,667
Non-current liabilities	-	713,235	879,347
Total lease liabilities	-	802,344	968,456